Common shares - Narrative (Details)					1 Months Ended						3 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jan. 18, 2019 shares	Apr. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2019	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Oct. 31, 2021 $ / shares shares	Aug. 31, 2021 vessel	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2020 $ / shares shares	Nov. 30, 2019 USD ($) $ / shares	Jul. 30, 2019 $ / shares shares	Feb. 28, 2019 $ / shares shares	Dec. 31, 2018 shares	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($)	Apr. 30, 2013 shares
Disclosure of classes of share capital [line items]
Authorized amount of market share issuance program																				$ 100,000,000
Par value per common share market share issuance program | $ / shares																				$ 0.01
Number of shares issued (in shares) | shares												58,369,516
Issuance of shares												$ 0	$ 2,601,000	$ 50,000,000
Number of vessels acquired | vessel																9
Par value per share (in dollars per share) | $ / shares						$ 0.01						$ 0.01	$ 0.01
Shares issued as consideration for the Trafigura Transaction														$ 132,614,000
Net proceeds from issuance of common shares pursuant to at the market program (in shares) | shares												0	137,067
Average price per share - ATM Program | $ / shares						$ 18.79							$ 18.79
Proceeds from issue of ordinary shares													$ 2,600,000
Remaining amount of authorized amount of market share issuance program												$ 97,400,000
Reverse stock split - impact of fractional shares and change in total par value (in shares) | shares				10
Range of vesting period for restricted stock grants													5 years	5 years
Repurchase / repayment of Convertible Notes												$ 0	$ (46,737,000)	$ (145,000,000)
Number of vessels under construction												0	0
Convertible Notes Due 2022
Disclosure of classes of share capital [line items]
Average price per note							$ 894.12				$ 894.12
Repurchase / repayment of Convertible Notes											46,700,000
Aggregate principal amount notes issued							$ 52,300,000				52,300,000						$ 19,400,000	$ 62,100,000						$ 15,000,000	$ 188,500,000
Gain (loss) on repurchase of convertible notes											$ 1,000,000
Convertible Senior Notes Due 2019
Disclosure of classes of share capital [line items]
Aggregate principal amount notes issued																								$ 15,000,000	$ 188,500,000
Minimum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants												1 year	1 year	1 year
Maximum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants												5 years
Trafigura transaction
Disclosure of classes of share capital [line items]
Number of vessels under construction	4
Vessel delivered | Trafigura transaction
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	3,981,619
Price per share (in dollars per share) | $ / shares	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 115,500,000
2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares) | shares																										500,000
Maximum years grants are exercisable												10 years
Restricted Stock
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares												276,369	925,080
Weighted average grant date fair value, granted (in USD per share)												$ 18.38	$ 24.16
Restricted Stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Remaining shares available for issuance (in shares) | shares												1,080,747
Restricted Stock | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares		230,170	112,750		276,369		220,500	469,680
Weighted average grant date fair value, granted (in USD per share)							$ 11.15	$ 36.73
Restricted Stock | 2013 Equity Incentive Plan | Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage		33.00%			33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage		33.00%			33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage		33.00%			33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares						90,000								60,000
Weighted average grant date fair value, granted (in USD per share)														$ 33.90
Restricted Stock | 2013 Equity Incentive Plan | Directors | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees and Directors
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share)		$ 26.23	$ 24.93
Restricted Stock | 2013 Equity Incentive Plan | Employees, Directors and SSH Employees
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share)												$ 11.36
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares			107,500				141,900
Weighted average grant date fair value, granted (in USD per share)					$ 18.38	$ 3,000	$ 11.15
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%	33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%	33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage						33.00%	33.00%			33.00%
Common stock
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares						58,093,147						58,369,516	58,093,147
Par value per share (in dollars per share) | $ / shares						$ 0.01						$ 0.01	$ 0.01
Number of shares authorised (in shares) | shares						150,000,000						150,000,000	150,000,000
Common stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares) | shares						367,603			529,624				367,603	529,624	693,864		386,883		362,766		134,893	86,977	4,342,783
Par value per share (in dollars per share) | $ / shares						$ 0.01			$ 0.01				$ 0.01	$ 0.01	$ 0.01		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted Stock
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares												315,950	315,950	221,900